SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 22—SUBSEQUENT EVENTS

$10M Share repurchased from Softbank

        On January 17, 2014, The Company announced it entered into a Purchase and Sale Agreement (the "Share Purchase Agreement") with Softbank America Inc. ("Softbank") and Shah Capital Opportunity Fund LP ("Shah Captial"). The transaction was consummated on the same date.

        Pursuant to the Share Purchase Agreement, Softbank sold its entire stake in the Company, consisting of 4,883,875 ordinary shares with par value US $0.00375 per share ("Ordinary Shares"). The Company and Shah Capital repurchased 3,883,875 and 1,000,000 ordinary shares, respectively, for a price of $2.54 per Ordinary Share.

        Following the consummation of the transaction, Shah Capital's beneficial ownership in the Company increased from 17.2% to 21.9%.

Additional Shares purchased by Shah Capital

        On March 11, 2014, the Company entered into a Subscription Agreement with Shah Capital. Pursuant to the Subscription Agreement, Shah Capital subscribed for and purchased 2,000,000 shares of common stock, with par value US$0.00375 per share, from the Company for a price of $2.67 per share. This price represents 1.3% premium to the 30-day weighted average of the Company's common stock price as of March 10, 2014. The transaction was consummated on the same date.

        Following the close of the transaction, Shah Capital's beneficial ownership in the Company increased from 21.9% to 26.0%.